Segmented information - Information on Operations by Geographic Area (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenue	943,560	675,291
Property, plant and equipment	3,278,422	2,708,704
Intangible assets	54,011	54,416
CANADA
Segment Reporting Information [Line Items]
Revenue	92,267	65,380
Property, plant and equipment	590,580	433,153
Intangible assets	25,601	26,802
UNITED STATES
Segment Reporting Information [Line Items]
Revenue	851,293	609,911
Property, plant and equipment	2,687,842	2,275,551
Intangible assets	28,410	27,614